Cash and cash equivalents and short-term financial assets (Tables)	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents and short-term financial assets
Schedule of cash and cash equivalents and short-term financial assets

	As of
In CHF thousands	June 30, 2023	December 31, 2022
Cash and cash equivalents	40,007	31,586
Total cash and cash equivalents	40,007	31,586

	As of
In CHF thousands	June 30, 2023	December 31, 2022
Short-term financial assets due in one year or less	53,000	91,000
Total short-term financial assets	53,000	91,000